Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net Income	$ (537,019)	$ (2,467,101)	$ (69,258)	$ 2,872,433	$ (3,606,378)	$ 4,614,991	$ 4,464,079	$ 3,340,238
Adj. to reconcile net income to net cash flow
Interest income on investments held in Trust Account					(481,511)	(5,552,545)	(5,813,213)	(4,316,583)
Interest expense – debt discount							8,966
Changes in operating assets and liabilities:
Prepaid expenses					44,448	427,581	599,440	(680,663)
Accounts payable and accrued liabilities					751,681	(76,254)	(28,629)	125,533
Due to affiliate					90,000	89,248	116,250	122,689
Net cash flows used in operating activities					(2,826,804)	(496,979)	(653,107)	(1,408,786)
INVESTING ACTIVITIES:
Cash withdrawn from Trust Account in connection with redemptions					13,781,323	284,916,127	284,916,127
Cash deposited to Trust Account								(294,687,500)
Net cash flows provided by investing activities					13,781,323	284,916,127	284,916,127	(294,687,500)
FINANCING ACTIVITIES:
Proceeds from Initial Public Offering net of underwriting fees								282,500,000
Proceeds from sale of private units								14,645,000
Repayment of promissory note - related party								(252,915)
Payment of offering costs								(298,540)
Redemption of ordinary shares					(13,781,323)	(284,916,127)	(284,916,127)
Proceeds from Sponsor note							155,848
Net cash flows used in financing activities					(10,954,519)	(284,916,127)	(284,760,279)	296,593,545
NET CHANGE IN CASH						(496,979)	(497,259)	497,259
Cash at beginning of period				497,259		497,259	497,259
Cash at end of period								497,259
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption								294,687,500
Deferred underwriting commissions payable charged to additional paid in capital							(10,812,500)	10,812,500
Remeasurement of Class A ordinary shares to redemption value					481,511	5,552,545	5,813,213	33,209,323
Sponsor shares contributed for no redemption of shares					784,302	118,298	118,298
Conversion of Class B shares to Class A						719	719
Aspire Biopharma Inc [Member]
OPERATING ACTIVITIES:
Net Income	(243,629)		(65,535)		(571,372)	(282,286)	(359,071)	(597,117)	(464,173)
Adj. to reconcile net income to net cash flow
Interest expense – debt discount
Changes in operating assets and liabilities:
Prepaid expenses					(132,500)	(12,500)	(12,500)	(22,500)
Accounts payable and accrued liabilities					16,197	97,600
Net cash flows used in operating activities					(687,675)	(197,186)	87,038	(542,905)
INVESTING ACTIVITIES:
Net cash flows provided by investing activities					(57,080)	(57,080)	(75,902)	(1,042,553)
FINANCING ACTIVITIES:
Net cash flows used in financing activities					750,122	268,825		1,400,000
NET CHANGE IN CASH					5,367	14,559	11,136	(185,458)
Cash at beginning of period		$ 11,174		$ 38	11,174	38	38	185,496
Cash at end of period	16,541		14,596		16,541	14,596	11,174	38	$ 185,496
Supplemental disclosure of cash flow information:
Depreciation and amortization
Decrease (increase) in current assets
Decrease (increase) in total current assets					(132,500)	(12,500)	(12,500)	(22,500)
Increase (decrease) in current liabilities
Increase (decrease) in total current liabilities					16,197	97,600	458,609	76,712
Intangible assets, net	$ (18,822)		$ (18,822)		(57,080)	(57,080)	(75,902)	(1,042,553)
Short-term loans from shareholders					492,477	268,825
Common stock					161			20,150
Additional paid in capital					257,484			979,850
Cash paid for interest
Cash paid for income taxes					1,013
Supplemental disclosure of cash flow information:
Note Payable addition from OID					213,278
Contingent liability, SEC related to intangible assets					$ 57,080	$ 57,080	75,902	3,852,552
Accounts payable							50,038	102,734
Short-term loans from shareholders							332,669	(68,576)
Accrued expense							75,902	42,554
Subscription Receivable								$ 400,000